Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000912029
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005553
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	Investor Class
Trading Symbol	PRINX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Investor Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,975,565,000
Holdings Count | Holding	878
InvestmentCompanyPortfolioTurnover	14.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,975,565
Number of Portfolio Holdings	878

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	11.5%
New York	10.9
California	9.5
Georgia	5.6
Florida	5.1
Maryland	4.9
Puerto Rico	3.9
Virginia	3.7
District of Columbia	3.4
Other	41.5

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Transportation	28.7%
Health Care	13.9
Special Tax	9.9
Water & Sewer	6.3
Housing	6.0
Education	5.8
General Obligations - State	5.1
General Obligations - Local	4.8
Leasing	3.5
Other	16.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117204
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	Advisor Class
Trading Symbol	PAIMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Advisor Class	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 2,975,565,000
Holdings Count | Holding	878
InvestmentCompanyPortfolioTurnover	14.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,975,565
Number of Portfolio Holdings	878

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	11.5%
New York	10.9
California	9.5
Georgia	5.6
Florida	5.1
Maryland	4.9
Puerto Rico	3.9
Virginia	3.7
District of Columbia	3.4
Other	41.5

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Transportation	28.7%
Health Care	13.9
Special Tax	9.9
Water & Sewer	6.3
Housing	6.0
Education	5.8
General Obligations - State	5.1
General Obligations - Local	4.8
Leasing	3.5
Other	16.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000211686
Shareholder Report [Line Items]
Fund Name	Summit Municipal Income Fund
Class Name	I Class
Trading Symbol	PRIMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - I Class	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,975,565,000
Holdings Count | Holding	878
InvestmentCompanyPortfolioTurnover	14.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,975,565
Number of Portfolio Holdings	878

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	11.5%
New York	10.9
California	9.5
Georgia	5.6
Florida	5.1
Maryland	4.9
Puerto Rico	3.9
Virginia	3.7
District of Columbia	3.4
Other	41.5

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Transportation	28.7%
Health Care	13.9
Special Tax	9.9
Water & Sewer	6.3
Housing	6.0
Education	5.8
General Obligations - State	5.1
General Obligations - Local	4.8
Leasing	3.5
Other	16.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless